Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Amount Reclassified from AOCI (a)
	Years Ended December 31,
	2013	2012	2011
Gains (losses) on cash flow hedges
Revenue	$(835)	$1,298	$(166)
Cost of sales	332	(185)	(719)
Interest expense	(2,028)	(2,028)	(2,028)
Total before tax	(2,531)	(915)	(2,913)
Tax benefit	987	358	1,135
Net of tax	$(1,544)	$(557)	$(1,778)

Unrealized gains (losses) on available for sale securities
Interest income	$(1,140)	$1,768	$168
Tax benefit (provision)	422	(654)	(62)
Net of tax	$(718)	$1,114	$106

Pension and Postretirement Benefit Plans (b)
Transition credit	$9	$10	$10
Prior service (costs) credit	(620)	809	2,187
Actuarial losses	(54,372)	(75,274)	(56,323)
Total before tax	(54,983)	(74,455)	(54,126)
Tax benefit	19,228	21,876	19,652
Net of tax	$(35,755)	$(52,579)	$(34,474)
(a)     Amounts in parentheses indicate debits (reductions) to income.

(b)	These items are included in the computation of net periodic costs of defined benefit pension plans and nonpension postretirement benefit plans (see Note 18 for additional details).
Changes in accumulated other comprehensive loss for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Gains (losses) on cash flow hedges	Unrealized gains (losses) on available for sale securities	Defined benefit pension plans and nonpension postretirement benefit plans	Foreign currency items	Total
Balance January 1, 2011	$(10,445)	$1,439	$(602,321)	$137,521	$(473,806)
Other comprehensive income (loss) before reclassifications (a)	229	3,054	(173,699)	(53,569)	(223,985)
Amounts reclassified from accumulated other comprehensive income (a), (b)	1,778	(106)	34,474	—	36,146
Net other comprehensive income (loss)	2,007	2,948	(139,225)	(53,569)	(187,839)
Balance at December 31, 2011	(8,438)	4,387	(741,546)	83,952	(661,645)
Other comprehensive income (loss) before reclassifications (a)	104	1,240	(70,232)	(2,702)	(71,590)
Amounts reclassified from accumulated other comprehensive income (a), (b)	557	(1,114)	52,579	—	52,022
Net other comprehensive income (loss)	661	126	(17,653)	(2,702)	(19,568)
Balance at December 31, 2012	(7,777)	4,513	(759,199)	81,250	(681,213)
Other comprehensive income (loss) before reclassifications (a)	(147)	(7,000)	122,023	(39,489)	75,387
Amounts reclassified from accumulated other comprehensive income (a), (b), (c)	1,544	718	35,755	(6,747)	31,270
Net other comprehensive income (loss)	1,397	(6,282)	157,778	(46,236)	106,657
Balance at December 31, 2013	$(6,380)	$(1,769)	$(601,421)	$35,014	$(574,556)
(a)     Amounts are net of tax. Amounts in parentheses indicate debits to AOCI.
(b)     See table above for additional details of these reclassifications.

(c)
Foreign currency item amount represents the recognition of deferred translation upon the sale of the U.K. IMS business and PBMSi. Amount was reclassified from accumulated other comprehensive loss and recorded as discontinued operations in the Consolidated Statements of Income.